INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of Current Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2025	2024

Warehouse inventory	$31.0	$19.7
Stockpile inventory	14.1	7.3
Finished goods inventory	14.9	7.2
Work in process inventory	2.3	1.8
	$62.3	$36.0